Stock-Based Compensation (Details) - Schedule of BSM Calculation for the Series 8 Stock Options	12 Months Ended
Apr. 30, 2023
Schedule of BSM Calculation for the Series8 Stock Options [Abstract]
Expected term	5 years
Expected volatility	39.54%
Risk-free interest rate	3.25%
Expected dividend yield